Submission	Jul. 29, 2025
Submission [Line Items]
Central Index Key	0001899610
Registrant Name	Carlyle AlpInvest Private Markets Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES